DESCRIPTION OF BUSINESS (Details Textual)	0 Months Ended
Sep. 21, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Exchange agreement, shares issued to Echo members	52,500,000
Exchange agreement, percentage of shares given	100.00%
Exchange agreement, shares received, percentage of total issued and outstanding	70.00%